PROMISSORY NOTES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF PROMISSORY NOTES

Promissory notes consisted of the following at June 30, 2023, and December 31, 2022:

	June 30, 2023	December 31, 2022

Cash Call note payable, due August 2020 – past maturity	$24,785	$24,785
Elder note payable, 10% interest, due March 2020 – past maturity	1,500	1,500
Elder note Payable, 15% interest, due March 2021- past maturity	76,477	76,477
Redwood Trust note payable, 12% interest, due February 2023	1,787,000	1,787,000
Total Notes Payable	$1,889,762	$1,889,762
Less discounts	-	(4,146)

Total Promissory notes, net of discount	1,889,762	1,885,616

Less current portion	(1,889,762)	(1,885,616)

Total Promissory notes, net of discount - long term	$-	$-

Promissory notes consisted of the following at December 31, 2022, and 2021:

	December 31, 2022	December 31, 2021

Cash Call note payable, due August 2020 – past maturity	$24,785	$24,785
Elder note payable, 10% interest, due March 2020 – past maturity	1,500	1,500
Elder note Payable, 15% interest, due March 2021- past maturity	76,477	76,477
Redwood Trust note payable, 12% interest, due February 2023	1,787,000	1,787,000
Total Notes Payable	$1,889,762	$1,889,762
Less discounts	(4,146)	(51,462)

Total Promissory notes, net of discount	1,885,616	1,838,300

Less current portion	(1,885,616)	(102,762)

Total Promissory notes, net of discount - long term	$-	$1,735,538